Offerings - Offering: 1	Jun. 25, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Maximum Aggregate Offering Price	$ 99,999,999.90
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,810.00
Offering Note